BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of antidilutive securities excluded from computation of earnings per share
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022

Class A Preferred Stock	1,994,099,975	1,405,972,450
Class B Preferred Stock	-	314,754
Class C Preferred Stock, including preferred dividends	405,111	747,540
Class D Preferred Stock, including preferred dividends	66,176,004	1,395,349
Class E Preferred Stock, including preferred dividends	76,387,816	-
Convertible Notes	47,213,668	20,000
Warrants	4,129,091	-
Potentially Dilutive Securities	2,188,411,565	1,408,450,093

	Year Ended December 31, 2022	Year Ended December 31, 2021

Class A Preferred Stock	1,893,149,525	1,408,825,375
Class B Preferred Stock	-	314,754
Class C Preferred Stock, including accrued dividends	688,598	747,540
Class D Preferred Stock, Including accrued dividends	47,352,673	1,395,349
Class E Preferred Stock, including accrued dividends	45,053,832	-
Convertible Notes	18,175,060	20,000
Warrants	4,129,091	-
Potentially dilutive securities	2,008,548,779	1,411,303,018